Pension And OPEB Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension And OPEB Plans [Abstract]
Projected benefit obligations	$ 3,316	$ 3,137
Accumulated benefit obligations	3,207	3,051
Plan assets	$ 2,409	$ 2,112